Outstanding Loans and Leases - Commercial - Credit Quality Indicators (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 881,391	$ 928,233
Loans and leases, measured at fair value	8,681	10,042
Percentage outstanding, current or less than 30 days past due	93.44%	91.99%
Commercial Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	392,821	396,283
Loans and leases, measured at fair value	6,604	7,878
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	47,682	47,893
Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	24,866	25,199
Commercial Portfolio Segment | Pass rated | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	46,632	46,507
Commercial Portfolio Segment | Pass rated | Commercial Lease Financing
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	23,832	24,211
Commercial Portfolio Segment | Reservable criticized | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,050	1,386
Commercial Portfolio Segment | Reservable criticized | Commercial Lease Financing
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,034	988
Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	220,293	212,557
Loans and leases, measured at fair value	1,900	1,500
Commercial Portfolio Segment | United States | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	45,200	46,300
Commercial Portfolio Segment | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	13,293	13,294
Commercial Portfolio Segment | United States | Pass rated
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	213,839	205,416
Commercial Portfolio Segment | United States | Pass rated | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	751	1,191
Commercial Portfolio Segment | United States | Reservable criticized
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	6,454	7,141
Commercial Portfolio Segment | United States | Reservable criticized | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	182	346
Commercial Portfolio Segment | United States | Internal Credit Metrics | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Percentage outstanding, current or less than 30 days past due	98.00%	99.00%
Commercial Portfolio Segment | United States | Business Card and Small Business Loan | Refreshed FICO or Internal Credit Metric | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	762	289
Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	80,083	89,462
Loans and leases, measured at fair value	4,700	6,400
Commercial Portfolio Segment | Non United States | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,500	1,600
Commercial Portfolio Segment | Non United States | Pass rated
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	79,367	88,138
Commercial Portfolio Segment | Non United States | Reservable criticized
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	716	1,324
Commercial Portfolio Segment | Less than 620 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	184	224
Commercial Portfolio Segment | Greater than or equal to 620 and less than 680 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	529	534
Commercial Portfolio Segment | Greater than or equal to 680 and less than 740 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,591	1,567
Commercial Portfolio Segment | Greater than or equal to 740 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,910	2,779
Commercial Portfolio Segment | Refreshed FICO score other internal credit metrics [Member] | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 7,146	$ 6,653